Provisions (Tables)	9 Months Ended
Sep. 30, 2026
Provisions [abstract]
Schedule of Provisions

	September 30, 2026	December 31, 2025
	$	$
Provision for withholding tax	3,197,497	3,438,235
Provision for other taxes	118,721	234,641
Total provisions	3,316,218	3,672,876